SPDR® Index Shares Funds
One Lincoln Street
Boston, MA 02111
February 4, 2011
VIA EDGAR
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

RE:	SPDR® Index Shares Funds (“Registrant”) File Nos.: 333-92106 and 811-21145
Dear Sir/Madam:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus and Statement of Additional Information, with respect to the operational series of the Trust, for the above-referenced Registrant do not differ from those contained in Post-Effective Amendment No. 30 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A. The Amendment was filed electronically on January 28, 2011 with a designated effective date of January 31, 2011.
Any comments or questions with respect to this filing should be directed to my attention at (617) 662-3909.
Sincerely,

/s/ Ryan M. Louvar Ryan M. Louvar
Secretary